Notes Payable (Details Narrative) $ in Thousands								3 Months Ended		12 Months Ended
	Apr. 02, 2021 USD ($)	Apr. 01, 2021 USD ($)	Mar. 05, 2021 USD ($) $ / shares	Dec. 08, 2020 USD ($) $ / shares	Apr. 16, 2020 USD ($)	Apr. 12, 2019	Jun. 01, 2018 USD ($)	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Percentage of common stock						9.99%
Accretion of debt discount								$ 62	$ 421	$ 882	$ 5,605
Change in fair value recognized in non-operating income (expense)								67		(309)
Current liabilities								1,998		1,777	1,008
Subsequent Event [Member]
Debt forgiveness amount	$ 108
Convertible Promissory Note [Member]
Debt discount			$ 1,000
Amortization of debt discount			210
Accretion of debt discount			1,210
Convertible Promissory Note [Member] | Securities Purchase Agreement [Member]
Unsecured promissory notes			$ 13,210
Debt instrument accrued interest rate			8.00%
Debt instrument, term			12 months
Debt instrument, conversion price per shares | $ / shares			$ 0.04
Debt conversion price, percentage			0.70%
Convertible Promissory Note [Member] | Security Purchase Agreement [Member] | Subsequent Event [Member]
Unsecured promissory notes			$ 13,210
Debt instrument accrued interest rate			8.00%
Debt instrument, term			12 months
Debt instrument, conversion price per shares | $ / shares			$ 0.04
Debt conversion price, percentage			70.00%
Convertible Promissory Note [Member] | Security Purchase Agreement [Member] | Initial Tranche [Member]
Unsecured promissory notes			$ 1,210
Convertible Promissory Note [Member] | Security Purchase Agreement [Member] | Initial Tranche [Member] | Subsequent Event [Member]
Unsecured promissory notes			1,210
Convertible Promissory Note [Member] | Security Purchase Agreement [Member] | One Tranche [Member]
Unsecured promissory notes			1,200
Convertible Promissory Note [Member] | Security Purchase Agreement [Member] | One Tranche [Member] | Subsequent Event [Member]
Unsecured promissory notes			1,200
Convertible Promissory Note [Member] | Security Purchase Agreement [Member] | TwoTranche [Member]
Unsecured promissory notes			1,200
Convertible Promissory Note [Member] | Security Purchase Agreement [Member] | TwoTranche [Member] | Subsequent Event [Member]
Unsecured promissory notes			1,200
Convertible Promissory Note [Member] | Security Purchase Agreement [Member] | Three Tranche [Member]
Unsecured promissory notes			1,200
Convertible Promissory Note [Member] | Security Purchase Agreement [Member] | Three Tranche [Member] | Subsequent Event [Member]
Unsecured promissory notes			1,200
Convertible Promissory Note [Member] | Security Purchase Agreement [Member] | Four Tranche [Member]
Unsecured promissory notes			1,200
Convertible Promissory Note [Member] | Security Purchase Agreement [Member] | Four Tranche [Member] | Subsequent Event [Member]
Unsecured promissory notes			1,200
Convertible Promissory Note [Member] | Security Purchase Agreement [Member] | Five Tranche [Member]
Unsecured promissory notes			1,200
Convertible Promissory Note [Member] | Security Purchase Agreement [Member] | Five Tranche [Member] | Subsequent Event [Member]
Unsecured promissory notes			1,200
Convertible Promissory Note [Member] | Security Purchase Agreement [Member] | Six Tranche [Member]
Unsecured promissory notes			6,000
Convertible Promissory Note [Member] | Security Purchase Agreement [Member] | Six Tranche [Member] | Subsequent Event [Member]
Unsecured promissory notes			$ 6,000
PPP Loan [Member] | Subsequent Event [Member]
Debt forgiveness amount		$ 108
PPP Loan [Member] | Aquesta Bank [Member]
Unsecured promissory notes					$ 111
Maturity date of notes					Apr. 01, 2023
Debt instrument accrued interest rate					1.00%
Debt monthly payments					$ 6
Debt description					Not more than 40% of the forgiven amount may be used for non-payroll costs
Current liabilities										3
Non-current liabilities										111
Shares Issued Upon Conversion [Member]
Unsecured promissory notes										$ 0
Debt conversion, shares issued | shares										93,078,492
Debt conversion, amount										$ 929
June 2018 Note [Member]
Unsecured promissory notes							$ 3,600			230	$ 929
Notes payable							$ 3,000
Maturity date of notes							Apr. 01, 2019
Percentage of common stock							120.00%
December 2020 Note [Member]
Notes payable				$ 230
Percentage of common stock				70.00%
Debt discount				$ 200
Debt instrument accrued interest rate				8.00%
Amortization of debt discount				$ 30
Accretion of debt discount				230
Derivative liability				555				$ 313		246
Beneficial conversion feature				355
Interest expense, debt				$ 355
Change in fair value recognized in non-operating income (expense)										$ 309
December 2020 Note [Member] | Stock Prices [Member]
Debt instrument, measurement input | $ / shares				0.027				0.075		0.04
December 2020 Note [Member] | Conversion Price [Member]
Debt instrument, measurement input | $ / shares				0.009				0.042		0.025
December 2020 Note [Member] | Remaining Lives [Member]
Debt instrument, term				1 year				8 months 9 days		11 months 8 days
December 2020 Note [Member] | Dividend Yields [Member]
Debt instrument, measurement input				0				0.00		0
December 2020 Note [Member] | Risk Free Rates [Member]
Debt instrument, measurement input				0.10				0.0005		0.10
December 2020 Note [Member] | Volatility [Member]
Debt instrument, measurement input				1.5855				2.3734		1.6736